Pensions and Other Postretirement Benefits (Obligations and Funded Status) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Change in discount rate	(0.67%)	0.26%
Pensions [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at beginning of year	$ 17,275	$ 18,025
Amendments	0	0
Interest cost	596	568	$ 540
Actuarial loss (gain) on projected benefit obligation	1,611	(538)
Current service cost	143	170	130
Plan participants' contributions	64	63
Foreign currency changes	(15)	25
Benefit payments, settlements and transfers	(1,065)	(1,038)
Projected benefit obligation at end of year	18,609	17,275	18,025
Component representing future salary increases	(253)	(266)
Accumulated benefit obligation at end of year	18,356	17,009
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	17,244	18,564
Employer contributions	105	70
Plan participants' contributions	64	63
Foreign currency changes	(11)	19
Actual return on plan assets	2,087	(434)
Benefit payments, settlements and transfers	(1,065)	(1,038)
Fair value of plan assets at end of year	18,424	17,244	18,564
Funded status - Deficiency of fair value of plan assets over projected benefit obligation at end of year	(185)	(31)
Other postretirement benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at beginning of year	247	261
Amendments	0	(6)
Interest cost	8	9	8
Actuarial loss (gain) on projected benefit obligation	(9)	(10)
Current service cost	2	2	2
Plan participants' contributions	0	0
Foreign currency changes	(3)	8
Benefit payments, settlements and transfers	(18)	(17)
Projected benefit obligation at end of year	227	247	261
Component representing future salary increases	0	0
Accumulated benefit obligation at end of year	227	247
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0	0
Employer contributions	0	0
Plan participants' contributions	0	0
Foreign currency changes	0	0
Actual return on plan assets	0	0
Benefit payments, settlements and transfers	0	0
Fair value of plan assets at end of year	0	0	$ 0
Funded status - Deficiency of fair value of plan assets over projected benefit obligation at end of year	(227)	(247)
CN Pension Plan [Member] | Pensions [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at beginning of year	16,004
Projected benefit obligation at end of year	17,252	16,004
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	16,393
Fair value of plan assets at end of year	$ 17,523	$ 16,393